Vessels, net (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Summary of Analysis of Vessels, Net
An analysis of vessels, net is as follows:

	Vessel Cost	Accumulated depreciation	Net book value
Balance as at January 1, 2024	292,065,147	(111,217,895)	180,847,252

Acquisitions and improvements	87,117,946	—	87,117,946
Disposal	(43,043,220)	299,940	(42,743,280)
Depreciation for the year	—	(16,991,900)	(16,991,900)

Balance as at December 31, 2024	336,139,873	(127,909,855)	208,230,018
Acquisitions and improvements	153,107,320	—	153,107,320
Depreciation for the year	—	(25,930,557)	(25,930,557)

Balance as at December 31, 2025	489,247,193	(153,840,412)	335,406,781